STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements Of Operations
Service Revenue	$ 299,913	$ 674,281
Service Revenue - Related Party	673,900	558,423
Total Service Revenue	973,813	1,232,704
Cost of Services	250,500	310,363
Cost of Services - Related Party	307,965	381,439
Total Cost of Services	558,465	691,802
Gross Profit	415,348	540,902
General and Administrative Costs	197,575	145,186
Research and Development	279,791
Professional Fees-Related Party	77,786	67,788
Professional Fees	54,518	45,124
Total Operating Expenses	609,670	258,098
Income (Loss) from Operations	(194,322)	282,804
Interest Expense	(35,890)	(36,143)
Interest Income	18,411
Other Income		1,003
Income (Loss) Before Income Tax	(211,801)	247,664
Income Tax	220	284
Net Income (Loss)	$ (212,021)	$ 247,380
Net Income (Loss) per Common Share - Basic	$ (0.15)	$ 0.17
Net Income (Loss) per Common Share - Diluted	$ (0.15)	$ 0.17
Weighted Average Shares Outstanding - Basic	1,450,322	1,450,322
Weighted Average Shares Outstanding - Diluted	1,450,322	1,450,322